Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Receivables [Abstract]
Disclosure of detailed information of other receivables
	December 31	December 31
	2025	2024
	USD in thousands	USD in thousands

Government institutions	18,252	11,881
Other receivables	10,020	7,444
Prepaid expenses	34,014	80,326

	62,286	99,651